Filed Pursuant to Rule 497(d)
                      Registration File No.: 333-99977

                            PROSPECTUS SUPPLEMENT
                            Dated October 13, 2003


     This prospectus supplement modifies the Prospectus for Equity Opportunity Trust, Blue Chip Series 2003B, dated August 26, 2003.


     Effective October 13, 2003, the UBS Investment Research Ratings System described in the Prospectus for Equity Opportunity Trust, Blue Chip Series 2003B will be changed. Accordingly, the UBS Investment Research Ratings System chart appearing on pages A-6 and B-1 of the above referenced Prospectus will be deleted in its entirety and replaced with the following ratings chart:

                      The UBS Equity Ratings System

UBS                               UBS                             Rating
rating    Definition             rating    Definition             category
Buy 1     FSR(1) is > 10% above  Buy 2     FSR(1) is > 10% above  Buy
          the MRA(2), higher               the MRA(2), lower
          degree of                        degree of
          predictability(3)                predictability(3)
Neutral 1 FSR(1) is between -10% Neutral 2 FSR(1) is between -10% Hold/Neutral
          and 10% of the MRA(2),           and 10% of the MRA(2),
          higher degree of                 lower degree of
          predictability(3)                predictability(3)
Reduce 1  FSR(1) is > 10% below  Reduce 2  FSR(1) is > 10% below  Sell
          the MRA(2), higher               the MRA(2), lower
          degree of                        degree of
          predictability(3)                predictability(3)

(1) Forecast Stock Return (FSR) is defined as expected percentage price appreciation plus gross dividend yield over the next 12 months.

(2) Market Return Assumption (MRA) is defined as the one-year local market interest rate plus 5% (an approximation of the equity risk premium).

(3) Predictability Level: The predictability level indicates an analyst's conviction in the FSR. A predictability level of '1' means that the analyst's estimate of FSR is in the middle of a narrower, or smaller, range of possibilities. A predictability level of '2' means that the analyst's estimate of FSR is in the middle of a broader, or larger, range of possibilities.